Other (Income)/Deductions - Net - Footnotes - Additional Information (Details) - USD ($) $ in Millions			12 Months Ended
	Nov. 21, 2016	Apr. 08, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Payments for merger termination costs		$ 150	$ 150
Income from resolution of contract disagreement			116
Loss on early redemption of debt	$ 312		$ 312
Writedown of assets to net realizable value				$ 194
Income (Loss) from equity method investments				45	$ 86
ViiV Healthcare Limited [Member]
Business Acquisition [Line Items]
Change in fair value of fair value contingent consideration liabilities				$ 159	(40)
ViiV Healthcare Limited [Member] | Other Nonoperating Income (Expense) [Member]
Business Acquisition [Line Items]
Loss on change of interest in investment					30
Laboratorio Teuto Brasilero [Member] | Other Nonoperating Income (Expense) [Member]
Business Acquisition [Line Items]
Equity method investment, recognized gain (loss)					$ 55